DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF

August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 1.4%
Beijing Enlight Media Co. Ltd., Class A	6,900	$9,956
China South Publishing & Media Group Co. Ltd., Class A	4,100	5,529
China United Network Communications Ltd., Class A	66,400	43,121
Focus Media Information Technology Co. Ltd., Class A	32,623	36,355
G-bits Network Technology Xiamen Co. Ltd., Class A	200	11,364
Giant Network Group Co. Ltd., Class A	3,300	5,171
Kunlun Tech Co. Ltd., Class A	3,000	7,825
Leo Group Co. Ltd., Class A	13,900	5,192
Mango Excellent Media Co. Ltd., Class A	4,100	29,104
NanJi E-Commerce Co. Ltd., Class A	5,400	6,604
Perfect World Co. Ltd., Class A	4,100	8,528
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,700	12,420
Zhejiang Century Huatong Group Co. Ltd., Class A*	18,020	17,456

(Cost $202,344)		198,625

Consumer Discretionary - 7.6%
Beijing Roborock Technology Co. Ltd., Class A	145	20,451
BYD Co. Ltd., Class A	3,998	171,644
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	600	17,996
China Tourism Group Duty Free Corp. Ltd., Class A	4,343	153,668
Chongqing Changan Automobile Co. Ltd., Class A	14,140	45,190
Ecovacs Robotics Co. Ltd., Class A	1,100	25,009
FAW Jiefang Group Co. Ltd., Class A	6,300	10,917
Fuyao Glass Industry Group Co. Ltd., Class A	4,509	33,475
Great Wall Motor Co. Ltd., Class A	5,100	52,265
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	1,800	5,769
Haier Smart Home Co. Ltd., Class A	13,900	58,297
Hang Zhou Great Star Industrial Co. Ltd., Class A*	2,600	13,480
Hangzhou Robam Appliances Co. Ltd., Class A	2,100	11,620
Huayu Automotive Systems Co. Ltd., Class A	7,000	25,170
Huizhou Desay Sv Automotive Co. Ltd., Class A	1,000	13,659
Jason Furniture Hangzhou Co. Ltd., Class A	1,400	14,931
Joyoung Co. Ltd., Class A	1,900	6,196
Kuang-Chi Technologies Co. Ltd., Class A*	5,100	18,062
Liaoning Cheng Da Co. Ltd., Class A	3,600	13,559
Midea Group Co. Ltd., Class A	7,800	79,789
NavInfo Co. Ltd., Class A*	4,600	7,921
Ningbo Joyson Electronic Corp., Class A	3,300	10,270
Ningbo Tuopu Group Co. Ltd., Class A	2,400	13,335
Offcn Education Technology Co. Ltd., Class A*	5,000	8,145
Oppein Home Group, Inc., Class A	1,140	27,299
SAIC Motor Corp. Ltd., Class A	17,327	51,884
Sailun Group Co. Ltd., Class A	6,800	10,476
Shandong Linglong Tyre Co. Ltd., Class A	3,100	14,376
Shanghai Jinjiang International Hotels Co. Ltd., Class A	2,200	15,593
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	7,700	12,161
Shenzhen MTC Co. Ltd., Class A*	10,100	8,594
Shenzhen Overseas Chinese Town Co. Ltd., Class A	18,300	19,117
Songcheng Performance Development Co. Ltd., Class A	5,843	13,838
Suning.com Co. Ltd., Class A*	21,864	17,892
Suofeiya Home Collection Co. Ltd., Class A	1,000	2,872
TCL Technology Group Corp., Class A	30,700	33,926
Wangfujing Group Co. Ltd., Class A	1,800	8,091
Weifu High-Technology Group Co. Ltd., Class A	1,400	5,025
Wuchan Zhongda Group Co. Ltd., Class A	11,000	10,366
Xiamen Intretech, Inc., Class A	1,300	6,440
Zhejiang Semir Garment Co. Ltd., Class A	5,200	7,624
Zhejiang Supor Co. Ltd., Class A	1,200	9,074

(Cost $765,948)		1,105,466

Consumer Staples - 14.6%
Angel Yeast Co. Ltd., Class A	1,800	11,179
Anhui Gujing Distillery Co. Ltd., Class A	900	29,572
Anhui Kouzi Distillery Co. Ltd., Class A	1,300	9,974
Beijing Dabeinong Technology Group Co. Ltd., Class A	10,000	11,547
Beijing Shunxin Agriculture Co. Ltd., Class A	1,800	9,114
Beijing Yanjing Brewery Co. Ltd., Class A	6,400	6,616
By-health Co. Ltd., Class A	3,800	14,812
C&S Paper Co. Ltd., Class A	2,800	7,955
Chacha Food Co. Ltd., Class A	1,200	6,809
Chongqing Brewery Co. Ltd., Class A*	1,100	23,894
Chongqing Fuling Zhacai Group Co. Ltd., Class A*	1,900	7,565
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,680	11,858
Foshan Haitian Flavouring & Food Co. Ltd., Class A	8,030	118,210
Fu Jian Anjoy Foods Co. Ltd., Class A	500	12,109
Fujian Sunner Development Co. Ltd., Class A	2,900	7,951
Guangdong Haid Group Co. Ltd., Class A	3,700	36,845
Heilongjiang Agriculture Co. Ltd., Class A	3,900	8,771

Henan Shuanghui Investment & Development Co. Ltd., Class A	6,400	23,906
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	13,513	71,230
Jiangsu King’s Luck Brewery JSC Ltd., Class A	2,800	18,235
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	3,324	86,315
Jiangxi Zhengbang Technology Co. Ltd., Class A	7,300	9,674
JiuGui Liquor Co. Ltd., Class A	700	22,727
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	1,800	8,383
Juewei Food Co. Ltd., Class A	1,300	12,690
Kweichow Moutai Co. Ltd., Class A	2,750	664,058
Laobaixing Pharmacy Chain JSC, Class A	940	7,430
Luzhou Laojiao Co. Ltd., Class A	3,306	87,108
Muyuan Foods Co. Ltd., Class A	11,685	76,626
New Hope Liuhe Co. Ltd., Class A*	9,972	16,908
Proya Cosmetics Co. Ltd., Class A	400	9,745
Qianhe Condiment and Food Co. Ltd., Class A	1,920	4,958
Shanghai Bailian Group Co. Ltd., Class A	3,600	7,711
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	1,680	18,662
Shanghai Jahwa United Co. Ltd., Class A	1,600	11,809
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,774	119,318
Sichuan Swellfun Co. Ltd., Class A	1,100	19,831
Toly Bread Co. Ltd., Class A	2,140	9,022
Tongwei Co. Ltd., Class A	9,900	93,599
Tsingtao Brewery Co. Ltd., Class A	1,600	21,406
Wens Foodstuffs Group Co. Ltd., Class A	14,144	28,455
Wuliangye Yibin Co. Ltd., Class A	8,654	270,525
Yifeng Pharmacy Chain Co. Ltd., Class A	1,586	12,743
Yihai Kerry Arawana Holdings Co. Ltd., Class A	2,800	29,332
Yixintang Pharmaceutical Group Co. Ltd., Class A	1,300	6,061
Yonghui Superstores Co. Ltd., Class A	23,466	13,857
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	3,300	10,644

(Cost $1,234,419)		2,127,749

Energy - 2.1%
China Merchants Energy Shipping Co. Ltd., Class A	19,080	12,834
China Petroleum & Chemical Corp., Class A	69,750	46,053
China Shenhua Energy Co. Ltd., Class A	14,300	44,327
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	7,500	6,161
Guanghui Energy Co. Ltd., Class A*	14,200	13,755
Offshore Oil Engineering Co. Ltd., Class A	9,700	6,826
PetroChina Co. Ltd., Class A	48,135	36,855
Shaanxi Coal Industry Co. Ltd., Class A	22,299	47,384
Shanxi Coking Coal Energy Group Co. Ltd., Class A	9,100	16,262
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	6,600	16,265
Shanxi Meijin Energy Co. Ltd., Class A*	10,100	21,775
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	2,100	11,997
Yanzhou Coal Mining Co. Ltd., Class A	5,500	21,763

(Cost $237,149)		302,257

Financials - 18.6%
Agricultural Bank of China Ltd., Class A	165,817	76,072
AVIC Industry-Finance Holdings Co. Ltd., Class A	21,010	12,895
Bank of Beijing Co. Ltd., Class A	46,414	31,221
Bank of Chengdu Co. Ltd., Class A	8,550	16,048
Bank of China Ltd., Class A	77,912	36,589
Bank of Communications Co. Ltd., Class A	87,238	59,763
Bank of Hangzhou Co. Ltd., Class A	13,240	27,477
Bank of Jiangsu Co. Ltd., Class A	32,799	32,687
Bank of Nanjing Co. Ltd., Class A	22,300	32,420
Bank of Ningbo Co. Ltd., Class A	13,350	66,833
Bank of Shanghai Co. Ltd., Class A	31,535	35,240
BOC International China Co. Ltd., Class A	4,100	9,468
Caitong Securities Co. Ltd., Class A	8,500	13,675
Changjiang Securities Co. Ltd., Class A	11,100	12,869
China Construction Bank Corp., Class A	21,300	19,313
China Everbright Bank Co. Ltd., Class A	91,631	47,576
China Galaxy Securities Co. Ltd., Class A	9,600	15,311
China Great Wall Securities Co. Ltd., Class A	5,700	9,488
China International Capital Corp. Ltd., Class A	2,300	19,257
China Life Insurance Co. Ltd., Class A	6,214	27,776
China Merchants Bank Co. Ltd., Class A	45,743	347,114
China Merchants Securities Co. Ltd., Class A	16,531	46,529
China Minsheng Banking Corp. Ltd., Class A	78,971	48,592
China Pacific Insurance Group Co. Ltd., Class A	15,077	61,458
China Zheshang Bank Co. Ltd., Class A	38,200	21,018
Chongqing Rural Commercial Bank Co. Ltd., Class A	18,800	11,335
CITIC Securities Co. Ltd., Class A	23,555	93,753
CSC Financial Co. Ltd., Class A	9,500	41,198
Dongxing Securities Co. Ltd., Class A	6,100	10,504
East Money Information Co. Ltd., Class A	22,840	109,563
Everbright Securities Co. Ltd., Class A	8,637	21,285
First Capital Securities Co. Ltd., Class A	10,100	10,019
Founder Securities Co. Ltd., Class A	19,000	25,119
GF Securities Co. Ltd., Class A	12,900	37,968
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	5,265	6,789

Guolian Securities Co. Ltd., Class A	3,900	8,076
Guosen Securities Co. Ltd., Class A	14,200	26,851
Guotai Junan Securities Co. Ltd., Class A	16,651	45,834
Guoyuan Securities Co. Ltd., Class A	10,590	12,917
Haitong Securities Co. Ltd., Class A	21,414	42,184
Hithink RoyalFlush Information Network Co. Ltd., Class A	1,200	21,521
Huaan Securities Co. Ltd., Class A	10,920	9,139
Huatai Securities Co. Ltd., Class A	16,380	41,585
Huaxi Securities Co. Ltd., Class A	5,200	7,818
Huaxia Bank Co. Ltd., Class A	28,498	24,735
Hubei Biocause Pharmaceutical Co. Ltd., Class A	10,500	5,745
Industrial & Commercial Bank of China Ltd., Class A	139,833	100,128
Industrial Bank Co. Ltd., Class A	45,985	131,854
Industrial Securities Co. Ltd., Class A	14,900	22,955
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	5,700	5,513
Nanjing Securities Co. Ltd., Class A	8,300	13,495
New China Life Insurance Co. Ltd., Class A	4,664	29,363
Northeast Securities Co. Ltd., Class A	5,600	7,412
Orient Securities Co. Ltd., Class A	13,051	30,281
Pacific Securities Co. Ltd., Class A*	15,000	7,579
People’s Insurance Co. Group of China Ltd., Class A	14,200	11,312
Ping An Bank Co. Ltd., Class A	42,966	118,536
Ping An Insurance Group Co. of China Ltd., Class A	24,009	185,686
Postal Savings Bank of China Co. Ltd., Class A	59,100	47,082
Qingdao Rural Commercial Bank Corp., Class A	12,300	7,454
SDIC Capital Co. Ltd., Class A	13,480	19,493
Sealand Securities Co. Ltd., Class A	11,960	7,674
Shanghai Pudong Development Bank Co. Ltd., Class A	65,027	91,211
Shanxi Securities Co. Ltd., Class A	7,580	7,695
Shenwan Hongyuan Group Co. Ltd., Class A	50,095	36,492
Sinolink Securities Co. Ltd., Class A	6,700	11,412
SooChow Securities Co. Ltd., Class A	9,510	13,944
Southwest Securities Co. Ltd., Class A	14,700	11,688
Tianfeng Securities Co. Ltd., Class A*	19,100	12,818
Western Securities Co. Ltd., Class A	10,600	13,390
Zheshang Securities Co. Ltd., Class A*	8,100	15,567
Zhongtai Securities Co. Ltd., Class A	12,700	19,349

(Cost $2,295,103)		2,720,010

Health Care - 10.1%
Aier Eye Hospital Group Co. Ltd., Class A	11,818	77,297
Apeloa Pharmaceutical Co. Ltd., Class A	2,500	12,244
Asymchem Laboratories Tianjin Co. Ltd., Class A	500	27,124
Autobio Diagnostics Co. Ltd., Class A	1,240	9,490
Beijing Tiantan Biological Products Corp. Ltd., Class A	3,240	15,577
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	900	32,444
Betta Pharmaceuticals Co. Ltd., Class A	900	10,265
BGI Genomics Co. Ltd., Class A	900	13,083
CanSino Biologics, Inc., Class A*	214	12,777
Changchun High & New Technology Industry Group, Inc., Class A	900	35,604
China National Medicines Corp. Ltd., Class A	1,700	7,694
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	2,175	9,422
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,600	98,760
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	3,296	9,568
Dong-E-E-Jiao Co. Ltd., Class A	1,400	7,458
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	3,300	15,068
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	1,100	17,987
Guangzhou Wondfo Biotech Co. Ltd., Class A	970	6,406
Hangzhou Tigermed Consulting Co. Ltd., Class A	850	17,664
Huadong Medicine Co. Ltd., Class A	3,860	18,397
Hualan Biological Engineering, Inc., Class A	4,240	19,340
Humanwell Healthcare Group Co. Ltd., Class A	3,700	12,398
Imeik Technology Development Co. Ltd., Class A	400	36,392
Intco Medical Technology Co. Ltd., Class A	800	12,668
Jafron Biomedical Co. Ltd., Class A	1,750	13,285
Jiangsu Hengrui Medicine Co. Ltd., Class A	14,176	99,311
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	2,200	11,164
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	2,200	5,422
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	4,200	7,187
Joinn Laboratories China Co. Ltd., Class A	700	15,417
Jointown Pharmaceutical Group Co. Ltd., Class A	4,500	10,553
Lepu Medical Technology Beijing Co. Ltd., Class A	4,000	16,007
Livzon Pharmaceutical Group, Inc., Class A	1,400	8,556
Maccura Biotechnology Co. Ltd., Class A	1,200	5,273
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	9,332	10,240
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	2,649	11,812

Ovctek China, Inc., Class A	1,860	19,257
Pharmaron Beijing Co. Ltd., Class A	1,500	44,754
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	2,538	7,415
Shandong Pharmaceutical Glass Co. Ltd., Class A	1,200	6,322
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	4,500	44,149
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,300	12,796
Shanghai RAAS Blood Products Co. Ltd., Class A	14,900	16,027
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	2,000	4,898
Shenzhen Kangtai Biological Products Co. Ltd., Class A*	1,500	28,147
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,700	137,260
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A*	2,700	10,604
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	3,780	10,018
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	3,500	9,873
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	4,800	7,797
Topchoice Medical Corp., Class A*	700	25,497
Walvax Biotechnology Co. Ltd., Class A	3,400	40,946
Winning Health Technology Group Co. Ltd., Class A	4,710	10,366
WuXi AppTec Co. Ltd., Class A	5,636	116,005
Yifan Pharmaceutical Co. Ltd., Class A	2,700	6,486
Yunnan Baiyao Group Co. Ltd., Class A	2,870	39,451
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,296	69,711
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	3,320	8,233
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	1,900	11,868
Zhejiang NHU Co. Ltd., Class A	5,720	25,506
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	1,200	9,528

(Cost $1,044,060)		1,472,268

Industrials - 15.4%
AECC Aero-Engine Control Co. Ltd., Class A	2,500	10,078
AECC Aviation Power Co. Ltd., Class A	5,900	62,255
Air China Ltd., Class A*	14,800	16,608
AVIC Electromechanical Systems Co. Ltd., Class A	8,500	18,444
AVICOPTER PLC, Class A	1,300	12,639
Beijing New Building Materials PLC, Class A	3,700	18,982
Beijing Originwater Technology Co. Ltd., Class A	6,800	7,989
Beijing United Information Technology Co. Ltd., Class A	800	13,489
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	90,200	66,406
China Baoan Group Co. Ltd., Class A	5,600	24,311
China CSSC Holdings Ltd., Class A	9,900	36,657
China Eastern Airlines Corp. Ltd., Class A*	23,800	17,337
China National Chemical Engineering Co. Ltd., Class A	11,100	23,260
China Railway Group Ltd., Class A	45,700	39,878
China Southern Airlines Co. Ltd., Class A*	27,100	24,193
China State Construction Engineering Corp. Ltd., Class A	91,700	68,221
Contemporary Amperex Technology Co. Ltd., Class A	5,200	398,841
COSCO SHIPPING Holdings Co. Ltd., Class A*	27,850	89,524
CRRC Corp. Ltd., Class A	53,200	55,657
Dongfang Electric Corp. Ltd., Class A	6,000	14,721
Eve Energy Co. Ltd., Class A	4,262	67,378
Fangda Carbon New Material Co. Ltd., Class A	8,373	16,780
Gotion High-tech Co. Ltd., Class A*	3,000	24,992
Guangdong Kinlong Hardware Products Co. Ltd., Class A	700	17,524
Hangzhou Oxygen Plant Group Co. Ltd., Class A	2,200	12,139
Hefei Meiya Optoelectronic Technology, Inc., Class A	1,700	11,322
Hongfa Technology Co. Ltd., Class A	1,700	16,423
Jiangsu Hengli Hydraulic Co. Ltd., Class A	2,908	42,809
Jiangsu Zhongtian Technology Co. Ltd., Class A	7,200	9,072
Metallurgical Corp. of China Ltd., Class A	40,314	31,304
Ming Yang Smart Energy Group Ltd., Class A	4,400	15,330
NARI Technology Co. Ltd., Class A	12,200	66,200
Power Construction Corp. of China Ltd., Class A	34,600	33,302
Riyue Heavy Industry Co. Ltd., Class A	2,200	10,734
Sany Heavy Industry Co. Ltd., Class A	18,750	76,226
SF Holding Co. Ltd., Class A	10,100	90,199
Shanghai Construction Group Co. Ltd., Class A	21,100	9,059
Shanghai Electric Group Co. Ltd., Class A	27,600	20,918
Shanghai International Airport Co. Ltd., Class A*	2,095	14,050
Shanghai International Port Group Co. Ltd., Class A	21,600	18,714
Shanghai M&G Stationery, Inc., Class A	2,100	22,429

Shenzhen Inovance Technology Co. Ltd., Class A	5,700	62,742
Sichuan Road & Bridge Co. Ltd., Class A	10,700	12,504
Sinotrans Ltd., Class A	9,600	7,395
Spring Airlines Co. Ltd., Class A*	2,098	17,293
Sungrow Power Supply Co. Ltd., Class A	3,200	78,006
Sunwoda Electronic Co. Ltd., Class A	3,700	22,543
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	6,100	6,713
Suzhou Maxwell Technologies Co. Ltd., Class A	200	24,092
TBEA Co. Ltd., Class A	8,081	30,723
Topsec Technologies Group, Inc., Class A	2,600	7,040
Weichai Power Co. Ltd., Class A	14,900	46,349
Wuxi Shangji Automation Co. Ltd., Class A	600	29,942
XCMG Construction Machinery Co. Ltd., Class A	18,249	18,441
Xiamen C & D, Inc., Class A	6,500	7,838
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	7,343	16,605
Yantai Eddie Precision Machinery Co. Ltd., Class A	1,960	11,559
YTO Express Group Co. Ltd., Class A	6,600	9,657
Yunda Holding Co. Ltd., Class A	6,310	15,071
Yutong Bus Co. Ltd., Class A	5,600	10,676
Zhefu Holding Group Co. Ltd., Class A	12,000	12,387
Zhejiang Chint Electrics Co. Ltd., Class A	4,817	46,998
Zhejiang Dingli Machinery Co. Ltd., Class A	1,080	11,756
Zhejiang HangKe Technology, Inc. Co., Class A	883	13,929
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	7,830	30,643
Zhejiang Weixing New Building Materials Co. Ltd., Class A	3,700	11,332
Zhuzhou Kibing Group Co. Ltd., Class A	6,000	25,369
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	15,750	19,236

(Cost $1,278,104)		2,253,233

Information Technology - 14.4%
360 Security Technology, Inc., Class A*	15,200	28,035
Addsino Co. Ltd., Class A	4,100	11,851
Advanced Micro-Fabrication Equipment Inc China, Class A*	1,300	33,215
Avary Holding Shenzhen Co. Ltd., Class A	3,400	16,705
Beijing BDStar Navigation Co. Ltd., Class A*	1,100	7,222
Beijing E-Hualu Information Technology Co. Ltd., Class A*	1,440	7,622
Beijing Kingsoft Office Software, Inc., Class A	845	32,676
Beijing Shiji Information Technology Co. Ltd., Class A	2,240	5,930
Beijing Sinnet Technology Co. Ltd., Class A	3,600	7,812
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	500	11,841
BOE Technology Group Co. Ltd., Class A	82,502	74,421
Chaozhou Three-Circle Group Co. Ltd., Class A	4,158	24,231
China Greatwall Technology Group Co. Ltd., Class A	6,900	15,710
China National Software & Service Co. Ltd., Class A	1,100	8,299
China Railway Signal & Communication Corp. Ltd., Class A	17,701	14,348
China TransInfo Technology Co. Ltd., Class A	3,600	8,570
DHC Software Co. Ltd., Class A	7,200	8,537
Fiberhome Telecommunication Technologies Co. Ltd., Class A	2,100	5,917
Flat Glass Group Co. Ltd., Class A	3,100	28,180
Foxconn Industrial Internet Co. Ltd., Class A	16,500	29,358
GCL System Integration Technology Co. Ltd., Class A*	12,100	10,221
Gigadevice Semiconductor Beijing, Inc., Class A	1,512	35,867
GoerTek, Inc., Class A	7,777	56,098
GRG Banking Equipment Co. Ltd., Class A	5,100	8,418
Guangzhou Haige Communications Group, Inc. Co., Class A	5,200	9,019
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	1,500	20,233
Hangzhou First Applied Material Co. Ltd., Class A	2,060	48,531
Hangzhou Silan Microelectronics Co. Ltd., Class A	2,900	24,631
Huagong Tech Co. Ltd., Class A	2,200	9,186
Hundsun Technologies, Inc., Class A	3,197	24,557
Iflytek Co. Ltd., Class A	5,234	42,492
Ingenic Semiconductor Co. Ltd., Class A	1,100	24,285
Inspur Electronic Information Industry Co. Ltd., Class A	3,388	15,748
JA Solar Technology Co. Ltd., Class A	3,400	40,998
JCET Group Co. Ltd., Class A	3,800	20,113
Lakala Payment Co. Ltd., Class A	1,800	7,463
Lens Technology Co. Ltd., Class A	10,900	39,870
Leyard Optoelectronic Co. Ltd., Class A	5,400	8,361
Lingyi iTech Guangdong Co., Class A	15,700	16,279
LONGi Green Energy Technology Co. Ltd., Class A	12,074	167,412
Luxshare Precision Industry Co. Ltd., Class A	15,533	81,517
Maxscend Microelectronics Co. Ltd., Class A	720	42,294
Montage Technology Co. Ltd., Class A	1,680	16,495
National Silicon Industry Group Co. Ltd., Class A*	4,500	20,917
NAURA Technology Group Co. Ltd., Class A	1,100	60,669

Ninestar Corp., Class A	2,300	12,559
OFILM Group Co. Ltd., Class A	6,000	6,937
Raytron Technology Co. Ltd., Class A	992	19,130
Sanan Optoelectronics Co. Ltd., Class A	10,179	57,285
Sangfor Technologies, Inc., Class A	900	37,998
SG Micro Corp., Class A	550	27,278
Shanghai Baosight Software Co. Ltd., Class A	2,470	26,913
Shengyi Technology Co. Ltd., Class A	5,100	18,576
Shennan Circuits Co. Ltd., Class A	1,080	15,306
Shenzhen Goodix Technology Co. Ltd., Class A	1,000	16,145
Shenzhen Kaifa Technology Co. Ltd., Class A	3,700	9,147
Shenzhen SC New Energy Technology Corp., Class A	800	25,541
Shenzhen Sunlord Electronics Co. Ltd., Class A	1,800	9,985
Shenzhen Sunway Communication Co. Ltd., Class A	2,000	6,981
StarPower Semiconductor Ltd., Class A	400	20,596
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	3,600	10,707
Thunder Software Technology Co. Ltd., Class A	1,000	18,374
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	1,900	12,686
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	6,600	55,239
Tianma Microelectronics Co. Ltd., Class A	5,000	10,966
Tianshui Huatian Technology Co. Ltd., Class A	6,600	13,042
TongFu Microelectronics Co. Ltd., Class A	2,700	8,612
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,300	45,073
Unisplendour Corp. Ltd., Class A	6,608	24,324
Universal Scientific Industrial Shanghai Co. Ltd., Class A	3,800	8,157
Will Semiconductor Co. Ltd., Class A	1,900	71,291
Wingtech Technology Co. Ltd., Class A	2,764	51,129
Wuhan Guide Infrared Co. Ltd., Class A	5,474	23,247
Wuhu Token Science Co. Ltd., Class A	4,900	5,331
WUS Printed Circuit Kunshan Co. Ltd., Class A	4,510	7,822
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,800	20,812
Yealink Network Technology Corp. Ltd., Class A	2,000	26,658
Yonyou Network Technology Co. Ltd., Class A	7,126	37,000
Zhejiang Dahua Technology Co. Ltd., Class A	6,500	23,191
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	2,900	34,911
Zhongji Innolight Co. Ltd., Class A	1,700	9,333
ZTE Corp., Class A	8,500	43,738

(Cost $1,311,116)		2,104,174

Materials - 11.6%
Aluminum Corp. of China Ltd., Class A*	29,008	35,069
Anhui Conch Cement Co. Ltd., Class A	8,864	54,899
Anhui Honglu Steel Construction Group Co. Ltd., Class A	1,200	9,869
Baoshan Iron & Steel Co. Ltd., Class A	48,957	77,320
BBMG Corp., Class A	19,000	7,980
Chifeng Jilong Gold Mining Co. Ltd., Class A*	3,700	8,803
China Jushi Co. Ltd., Class A	8,672	23,589
China Molybdenum Co. Ltd., Class A	39,300	47,633
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	7,993	71,890
Ganfeng Lithium Co. Ltd., Class A	2,500	85,245
GEM Co. Ltd., Class A	10,600	22,064
Guangdong Hongda Blasting Co. Ltd., Class A	1,600	7,276
Guangzhou Tinci Materials Technology Co. Ltd., Class A	2,140	45,178
Hengli Petrochemical Co. Ltd., Class A	12,920	52,465
Hengyi Petrochemical Co. Ltd., Class A	7,960	14,459
Hesteel Co. Ltd., Class A	22,400	10,832
Huafon Chemical Co. Ltd., Class A	10,300	22,174
Huaxin Cement Co. Ltd., Class A	3,100	9,273
Hunan Valin Steel Co. Ltd., Class A	14,300	17,288
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	104,300	60,782
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	19,795	17,825
Jiangsu Eastern Shenghong Co. Ltd., Class A	7,200	36,134
Jiangsu Shagang Co. Ltd., Class A	4,800	5,394
Jiangsu Yangnong Chemical Co. Ltd., Class A	700	13,030
Jiangsu Yoke Technology Co. Ltd., Class A	1,000	13,089
Jiangxi Copper Co. Ltd., Class A	4,544	18,684
Kingfa Sci & Tech Co. Ltd., Class A	5,900	14,823
LB Group Co. Ltd., Class A	5,200	30,223
Luxi Chemical Group Co. Ltd., Class A	4,200	15,076
Ningxia Baofeng Energy Group Co. Ltd., Class A	13,600	33,852
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	19,200	13,927
Rongsheng Petrochemical Co. Ltd., Class A	22,328	64,575
Shandong Gold Mining Co. Ltd., Class A	8,353	23,303
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	4,670	26,361
Shandong Nanshan Aluminum Co. Ltd., Class A	26,800	23,967
Shandong Sinocera Functional Material Co. Ltd., Class A	1,100	7,802

Shandong Sun Paper Industry JSC Ltd., Class A	6,100	11,629
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,540	36,519
Shanxi Taigang Stainless Steel Co. Ltd., Class A	12,800	20,057
Shenghe Resources Holding Co. Ltd., Class A	3,900	16,919
Shenzhen Capchem Technology Co. Ltd., Class A	900	15,340
Sinoma Science & Technology Co. Ltd., Class A	3,600	16,644
Sinopec Shanghai Petrochemical Co. Ltd., Class A	13,070	6,867
Skshu Paint Co. Ltd., Class A	840	18,969
Tangshan Jidong Cement Co. Ltd., Class A	3,100	6,102
Tongkun Group Co. Ltd., Class A	5,000	18,521
Tongling Nonferrous Metals Group Co. Ltd., Class A	23,500	15,480
Transfar Zhilian Co. Ltd., Class A	6,890	9,269
Wanhua Chemical Group Co. Ltd., Class A	7,000	115,763
Weihai Guangwei Composites Co. Ltd., Class A	1,100	12,453
Xiamen Tungsten Co. Ltd., Class A	3,400	16,194
Yintai Gold Co. Ltd., Class A	5,880	8,074
Yunnan Aluminium Co. Ltd., Class A*	7,000	19,051
Yunnan Energy New Material Co. Ltd., Class A	2,000	87,539
Zhejiang Huayou Cobalt Co. Ltd., Class A	2,732	59,370
Zhejiang Juhua Co. Ltd., Class A	6,100	16,063
Zhejiang Longsheng Group Co. Ltd., Class A	7,200	15,099
Zhejiang Satellite Petrochemical Co. Ltd., Class A	3,780	24,554
Zhongjin Gold Corp. Ltd., Class A	10,800	14,630
Zijin Mining Group Co. Ltd., Class A	43,397	74,727

(Cost $867,411)		1,697,986

Real Estate - 1.9%
China Fortune Land Development Co. Ltd., Class A*	8,202	4,818
China Merchants Property Operation & Service Co. Ltd., Class A	2,400	4,575
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	17,215	26,575
China Vanke Co. Ltd., Class A	21,396	65,660
Financial Street Holdings Co. Ltd., Class A	6,500	6,538
Gemdale Corp., Class A	10,522	17,026
Greenland Holdings Corp. Ltd., Class A	19,081	13,160
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	9,100	6,573
Jinke Properties Group Co. Ltd., Class A	11,600	8,630
Poly Developments and Holdings Group Co. Ltd., Class A	26,673	47,087
RiseSun Real Estate Development Co. Ltd., Class A	9,600	7,068
Seazen Holdings Co. Ltd., Class A	5,013	26,114
Shanghai Lingang Holdings Corp. Ltd., Class A	3,600	8,598
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	3,600	9,619
Yango Group Co. Ltd., Class A	8,900	6,125
Youngor Group Co. Ltd., Class A	10,100	10,112
Zhejiang China Commodities City Group Co. Ltd., Class A	12,200	8,528
Zhongtian Financial Group Co. Ltd., Class A*	15,500	5,886

(Cost $332,739)		282,692

Utilities - 1.9%
China National Nuclear Power Co. Ltd., Class A	30,984	26,316
China Yangtze Power Co. Ltd., Class A	50,300	150,775
ENN Natural Gas Co. Ltd., Class A	4,200	13,319
Huadian Power International Corp. Ltd., Class A	15,200	9,117
Huaneng Power International, Inc., Class A	16,500	14,193
SDIC Power Holdings Co. Ltd., Class A	16,295	22,882
Shenergy Co. Ltd., Class A	10,900	10,998
Shenzhen Energy Group Co. Ltd., Class A	8,400	10,194
Sichuan Chuantou Energy Co. Ltd., Class A	8,100	14,287

(Cost $220,479)		272,081

TOTAL COMMON STOCKS (Cost $9,788,872)		14,536,541

EXCHANGE-TRADED FUNDS - 0.0%
Xtrackers Harvest CSI 300 China A-Shares ETF(a)(b)
(Cost $2,200)	100	3,789

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(c)(d)
(Cost $3,658)	3,658	3,658

CASH EQUIVALENTS - 1.2%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
(Cost $178,417)	178,417	178,417

TOTAL INVESTMENTS - 100.9%
(Cost $9,973,147)		$14,722,405
Other assets and liabilities, net - (0.9%)		(126,355)

NET ASSETS - 100.0%		$14,596,050

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers Harvest CSI 300 China A-Shares ETF(a)(b)
4,212	—	—	—	(423)	—	—	100	3,789
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%,(c)(d)
—	3,658(e)	—	—	—	—	—	3,658	3,658
CASH EQUIVALENTS — 1.2%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
65,391	236,856	(123,830)	—	—	9	—	178,417	178,417

69,603	240,514	(123,830)	—	(423)	9	—	182,175	185,864

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $3,600, which is 0.0% of net assets.

(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2021.

JSC:	Joint Stock Company

At August 31, 2021, open futures contracts purchased were as follows:
Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(f)
FTSE China A50 Index Futures	USD	3	$45,714	$44,262	9/29/2021	$(1,452)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2021.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$14,536,541	$—	$—	$14,536,541
Exchange-Traded Funds	3,789	—	—	3,789
Short-Term Investments(g)	182,075	—	—	182,075

TOTAL	$14,722,405	$—	$—	$14,722,405

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Futures Contracts	$(1,452)	$—	$—	$(1,452)

TOTAL	$(1,452)	$—	$—	$(1,452)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.